SUPPLEMENT TO THE FIDELITY
ASSET MANAGER: INCOME
FIDELITY ASSET MANAGER(registered trademark)
FIDELITY ASSET MANAGER: GROWTH
NOVEMBER 24, 1998
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF ASSET MANAGER: INCOME" IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF ASSET MANAGER" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 3.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF ASSET MANAGER: GROWTH" IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 4.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES THE SECOND PARAGRAPH UNDER THE
HEADING "ASSET ALLOCATION" FOUND IN THE "INVESTMENT POLICIES AND
LIMITATIONS" SECTION ON PAGE 5.

The bond class includes all varieties of domestic and foreign fixed-income securities maturing in more than one year. FMR will seek to maximize total return within the bond class by adjusting a fund's investments in securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. These securities may be denominated in U.S. dollars or foreign currency. The funds may also invest in lower quality, high-yielding debt securities (commonly referred to as "junk bonds"). Asset Manager and Asset
Manager: Growth currently intend to limit their investments in these securities to less than 35% of their assets. Asset Manager: Income currently intends to limit its investment in these securities to 10% of its assets.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25.

   *EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.; and a Director of FDC. Abigail Johnson, Member of the Advisory Board of Fidelity Charles Street Trust, is Mr. Johnson's daughter.

   THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25.

   ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Fidelity Charles Street Trust (1999), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

   THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND UNDER THE HEADING "COMPENSATION TABLE" IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25:


Trustees and Members of the  Aggregate Compensation from  Aggregate Compensation from  Aggregate Compensation from
Advisory Board               Asset Manager: IncomeB       Asset ManagerB,C,E           Asset Manager: GrowthB,D,E

Edward C. Johnson 3d**       $ 0                          $ 0                          $ 0

Abigail P. Johnson**         $ 0                          $ 0                          $ 0

J. Gary Burkhead**           $ 0                          $ 0                          $ 0

Ralph F. Cox                 $ 251                        $ 4,393                      $ 1,720

Phyllis Burke Davis          $ 249                        $ 4,363                      $ 1,708

Robert M. Gates              $ 253                        $ 4,431                      $ 1,735

E. Bradley Jones             $ 251                        $ 4,393                      $ 1,720

Donald J. Kirk               $ 254                        $ 4,451                      $ 1,743

Peter S. Lynch**             $ 0                          $ 0                          $ 0

William O. McCoy             $ 253                        $ 4,431                      $ 1,735

Gerald C. McDonough          $ 312                        $ 5,470                      $ 2,142

Marvin L. Mann               $ 249                        $ 4,360                      $ 1,708

Robert C. Pozen**            $ 0                          $ 0                          $ 0

Thomas R. Williams           $ 253                        $ 4,422                      $ 1,732




Trustees and Members of the  Total Compensation from the
Advisory Board               Fund Complex*,A

Edward C. Johnson 3d**       $ 0

Abigail P. Johnson**         $ 0

J. Gary Burkhead**           $ 0

Ralph F. Cox                 $ 214,500

Phyllis Burke Davis          $ 210,000

Robert M. Gates              $ 176,000

E. Bradley Jones             $ 211,500

Donald J. Kirk               $ 211,500

Peter S. Lynch**             $ 0

William O. McCoy             $ 214,500

Gerald C. McDonough          $ 264,500

Marvin L. Mann               $ 214,500

Robert C. Pozen**            $ 0

Thomas R. Williams           $ 214,500


* Information is for the calendar year ended December 31, 1997 for
23   0     funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

   A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows:
Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William
O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.

B    Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of
Trustee    s.

C The following amounts are required to be deferred by each
non-interested Trustee: Ralph F. Cox, $   2,043; Phyllis Burke Davis,
$2,043; Robert M. Gates, $2,043; E. Bradley Jones, $2,043; Donald J. Kirk, $2,043; William O. McCoy, $2,043; Gerald C. McDonough, $2,383; Marvin L. Mann, $2,043; and Thomas R. Williams, $2,043.

D The following amounts are required to be deferred by each
non-interested Trustee: Ralph F. Cox, $   800; Phyllis Burke Davis,
$800; Robert M. Gates, $800; E. Bradley Jones, $800; Donald J. Kirk, $800; William O. McCoy, $800; Gerald C. McDonough, $933; Marvin L. Mann, $800; and Thomas R. Williams, $800.

   E Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: Asset Manager: Ralph F. Cox, $1,735; Marvin L. Mann, $1,735; William O. McCoy, $1,287; Thomas R. Williams, $1,735. Asset Manager:
Growth: Ralph F. Cox, $679; Marvin L. Mann, $679; William O. McCoy, $510; Thomas R. Williams, $679.